FORWARD FUNDS

Supplement dated April 16, 2021
to the

Salient Global Real Estate Fund and Salient Select Income Fund Investor Class and Institutional Class
Prospectus, Salient Global Real Estate Fund and Salient Select Income Fund Class A and Class C
Prospectus, and Salient Global Real Estate Fund and Salient Select Income Fund Statement of Additional
Information

each dated May 1, 2020, as supplemented

This supplement serves as notification of, and provides information regarding, certain changes to the Salient Global Real Estate Fund and Salient Select Income Fund (together, the “Funds”).

Following the close of business on April 30, 2021, John Palmer will take sole responsibility for the day-to-day portfolio management of the Funds. Prior to that date, John Palmer served as Senior Investment Analyst & Associate Portfolio Manager with the Senior Portfolio Manager, Joel Beam, who will provide consulting services to Forward Management, LLC d/b/a Salient, the investment adviser to the Funds. Accordingly, beginning on April 30, 2021, all references to Mr. Beam in the Prospectuses and Statement of Additional Information are hereby removed.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SI GRE PM 04162021

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